0008497

03056260

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [X] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Brainworks Ventures, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)
1700 Water Place, Suite 190, Atlanta, Georgia 30339

Telephone Number (Including Area Code)
(404) 524-1667

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)

Telephone Number (Including Area Code)

Brief Description of Business
Brainworks Ventures, Inc. is engaged in venture development and asset management.

Type of Business Organization
[X] corporation [ ] limited partnership, already formed [ ] other (please specify):
[ ] business trust [ ] limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month **04** Year **86** [X] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [**NV**]

CRG4

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Cormican, Robert J.

Business or Residence Address (Number and Street, City, State, Zip Code)
1700 Water Place, Suite 190, Atlanta, Georgia 30339

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Millner, Guy W.

Business or Residence Address (Number and Street, City, State, Zip Code)
1700 Water Place, Suite 190, Atlanta, Georgia 30339

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Ratajczak, Donald

Business or Residence Address (Number and Street, City, State, Zip Code)
1700 Water Place, Suite 190, Atlanta, Georgia 30339

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Stumbaugh, Lawrence

Business or Residence Address (Number and Street, City, State, Zip Code)
1700 Water Place, Suite 190, Atlanta, Georgia 30339

Check Box(es) that Apply:	[ ] Promoter	[X] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Sercap Holdings, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

3535 Piedmont Road, N.E., Suite 440, Atlanta, Georgia 30305

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........	[X]	[ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... *

3. Does the offering permit joint ownership of a single unit?.. *

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. **N/A**

---

* In connection with a merger agreement executed on April 1, 2003, by and among Brainworks Ventures, Inc., a Nevada corporation (the "Issuer"), AAHoldings Acquisition Sub, Inc., a Georgia corporation and wholly-owned subsidiary of the Issuer, AAHoldings, LLC, a Delaware limited liability company and AssuranceAmerica Corporation, a Georgia corporation and resulting subsidiary of the Issuer ("AssuranceAmerica"), the Issuer issued an aggregate of 19,508,902 shares of its common stock, par value $.01 per share ("Issuer Common Stock"), to the shareholders of AssuranceAmerica in exchange, on a 1-for-1 basis, for shares of common stock of AssuranceAmerica. Consequently, the transaction referenced throughout this Form D is an exchange of shares, rather than a true sale or offering. Additionally, the shareholders of AssuranceAmerica continue to hold an aggregate of 23,241,098 shares of Converting Preferred Stock of AssuranceAmerica, no par value, which stock shall be converted into shares of Issuer Common Stock at such time when the authorized number of shares of Issuer Common Stock shall be sufficient to undertake a similar 1-for-1 exchange.

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [X] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Amount Offered For Exchange*	Shares Already Exchanged*
Debt	**0**	**0**
Equity	*	**19,508,902**
[X] Common [ ] Preferred		
Convertible Securities (including warrants)	*	*
Partnership Interests	**0**	**0**
Other (Specify__________________________).	**0**	**0**
Total	**0**	**19,508,902**

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases*
Accredited Investors	**1**	*
Non-accredited Investors	**2**	*
Total (for filings under Rule 504 only)	**N/A**	

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	
Rule 505	
Regulation A	**N/A**
Rule 504	
Total	

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees		*
Printing and Engraving Costs		
Legal Fees	[X]	**$45,000**
Accounting Fees		
Engineering Fees		*
Sales Commissions (specify finders' fees separately)		
Other Expenses (identify) ____________________	[X]	**$7,500**
Total	[X]	**$52,500**

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer."		N/A

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	*	*
Purchase of real estate	*	*
Purchase, rental or leasing and installation of machinery and equipment	*	*
Construction or leasing of plant buildings and facilities........	*	*
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	*	*
Repayment of indebtedness	*	*
Working capital	*	*
Other (specify):________________________________	*	*
____	*	*
____		
Column Totals	*	*
Total Payments Listed (column totals added)	*	

---

* In connection with a merger agreement executed on April 1, 2003, by and among Brainworks Ventures, Inc., a Nevada corporation (the "Issuer"), AAHoldings Acquisition Sub, Inc., a Georgia corporation and wholly-owned subsidiary of the Issuer, AAHoldings, LLC, a Delaware limited liability company and AssuranceAmerica Corporation, a Georgia corporation and resulting subsidiary of the Issuer ("AssuranceAmerica"), the Issuer issued an aggregate of 19,508,902 shares of its common stock, par value $.01 per share ("Issuer Common Stock"), to the shareholders of AssuranceAmerica in exchange, on a 1-for-1 basis, for shares of common stock of AssuranceAmerica. Consequently, the transaction referenced throughout this Form D is an exchange of shares in connection with a merger, rather than a true sale or offering. Additionally, the shareholders of AssuranceAmerica continue to hold an aggregate of 23,241,098 shares of Converting Preferred Stock of AssuranceAmerica, no par value, which stock shall be converted into shares of Issuer Common Stock at such time when the authorized number of shares of Issuer Common Stock shall be sufficient to undertake a similar 1-for-1 exchange.

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Brainworks Ventures, Inc.		**April 16, 2003**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Robert J. Cormican	**Senior Vice President**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes [ ] No [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Brainworks Ventures, Inc.	[signature]	**April 16, 2003**
Name of Signer (Print or Type)	Title (Print or Type)	
Robert J. Cormican	**Senior Vice President**	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA	X		**19,508,902 shares of common stock exchanged**	**1**	*	**2**	*		X
HI									
ID									
IL									

* In connection with a merger agreement executed on April 1, 2003, by and among Brainworks Ventures, Inc., a Nevada corporation (the "Issuer"), AAHoldings Acquisition Sub, Inc., a Georgia corporation and wholly-owned subsidiary of the Issuer, AAHoldings, LLC, a Delaware limited liability company and AssuranceAmerica Corporation, a Georgia corporation and resulting subsidiary of the Issuer ("AssuranceAmerica"), the Issuer issued an aggregate of 19,508,902 shares of its common stock, par value $.01 per share ("Issuer Common Stock"), to the shareholders of AssuranceAmerica in exchange, on a 1-for-1 basis, for shares of common stock of AssuranceAmerica. Consequently, the transaction referenced throughout this Form D is an exchange of shares in connection with a merger, rather than a true sale or offering. Additionally, the shareholders of AssuranceAmerica continue to hold an aggregate of 23,241,098 shares of Converting Preferred Stock of AssuranceAmerica, no par value, which stock shall be converted into shares of Issuer Common Stock at such time when the authorized number of shares of Issuer Common Stock shall be sufficient to undertake a similar 1-for-1 exchange.

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NE									
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NH									
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NC									
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OH									
OK									
OR									
PA									
RI									
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SD									
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